Note 7 - Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
As of June 30, 2016
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$82,000	—	—	$82,000
Municipal bonds	1,259,000	—	—	1,259,000
Restricted stock and warrants	—	181,000	—	181,000
	$1,341,000	$181,000	$—	$1,522,000
As of September 30, 2015
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$44,000	—	—	$44,000
Municipal bonds	638,000	—	—	638,000
Restricted stock and warrants	—	205,000	—	205,000
	$682,000	$205,000	$—	$887,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$32,000	$—	$—	$32,000

As of September 30, 2015
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$44,000	—	—	$44,000
Municipal bonds	638,000	—	—	638,000
Restricted stock	—	205,000	—	205,000
	$682,000	$205,000	$—	$887,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$32,000	$—	$—	$32,000
As of September 30, 2014
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$256,000	—	—	$256,000
Municipal bonds	696,000	—	—	696,000
Restricted stock	—	109,000	—	109,000
	$952,000	$109,000	$—	$1,061,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$55,000	$—	$—	$55,000